Long-Term Debt - Aggregate Annual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt, Fiscal Year Maturity [Abstract]
Total	$ 236,764	$ 243,139
Bank of America Corporation
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	25,868
2017	25,540
2018	24,830
2019	19,673
2020	12,309
Thereafter	71,182
Total	179,402	185,771
Bank of America Corporation | Senior notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	16,777
2017	18,303
2018	20,211
2019	16,820
2020	11,351
Thereafter	40,299
Total	123,761
Bank of America Corporation | Senior structured notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	4,230
2017	2,352
2018	1,942
2019	1,374
2020	955
Thereafter	6,695
Total	17,548	22,168
Bank of America Corporation | Subordinated notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	4,861
2017	4,885
2018	2,677
2019	1,479
2020	3
Thereafter	18,340
Total	32,245
Bank of America Corporation | Junior subordinated notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	0
2017	0
2018	0
2019	0
2020	0
Thereafter	5,848
Total	5,848
Bank of America, N.A.
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	11,450
2017	13,368
2018	8,095
2019	2,551
2020	42
Thereafter	2,048
Total	37,554	35,466
Bank of America, N.A. | Senior notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	3,048
2017	3,648
2018	5,709
2019	0
2020	0
Thereafter	20
Total	12,425
Bank of America, N.A. | Subordinated notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	1,056
2017	3,447
2018	0
2019	1
2020	0
Thereafter	1,712
Total	6,216
Bank of America, N.A. | Advances from Federal Home Loan Banks
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	6,003
2017	10
2018	10
2019	15
2020	12
Thereafter	122
Total	6,172
Bank of America, N.A. | Securitizations and other BANA VIEs
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	1,290
2017	3,550
2018	2,300
2019	2,450
2020	0
Thereafter	166
Total	9,756	9,882
Bank of America, N.A. | Other
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	53
2017	2,713
2018	76
2019	85
2020	30
Thereafter	28
Total	2,985	2,811
Subsidiaries
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	6,016
2017	2,327
2018	1,217
2019	904
2020	1,034
Thereafter	8,310
Total	19,808	21,902
Subsidiaries | Senior notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	0
2017	1
2018	0
2019	0
2020	0
Thereafter	29
Total	30
Subsidiaries | Structured liabilities
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	3,110
2017	2,029
2018	1,175
2019	882
2020	1,034
Thereafter	6,744
Total	14,974	15,971
Subsidiaries | Non-core/non-bank VIEs
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	2,506
2017	240
2018	42
2019	22
2020	0
Thereafter	1,507
Total	4,317
Subsidiaries | Other
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	400
2017	57
2018	0
2019	0
2020	0
Thereafter	30
Total	487	$ 2,078
Consolidated Entity Excluding Variable Interest Entities (VIE)
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	43,334
2017	41,235
2018	34,142
2019	23,128
2020	13,385
Thereafter	81,540
Total	$ 236,764